Derivative Financial Instruments - Details of Interest Rate Sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 366
Sensitivity DFIs	(368)
Sensitivity net	(2)
Sensitivity debt	357
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	30,739
Sensitivity DFIs	(27,583)
Sensitivity net	3,156
Sensitivity debt	23,409
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,468
Sensitivity DFIs	(1,458)
Sensitivity net	10
Sensitivity debt	1,312
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	2,418
Sensitivity DFIs	(1,237)
Sensitivity net	1,181
Sensitivity debt	2,064
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	12,349
Sensitivity DFIs	454
Sensitivity net	12,803
Sensitivity debt	11,534
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	10,510
Sensitivity DFIs	(10,143)
Sensitivity net	367
Sensitivity debt	8,770
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	786,744
Sensitivity DFIs	176,361
Sensitivity net	963,105
Sensitivity debt	$ 254,268